Other Assets - Summary Of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current assets:
Non-trade receivables	$ 1,385	$ 6,767
Inventory	283	530
Total other current assets	1,668	7,297
Other assets:
Security deposit	1,364	4,059
Corporate tax receivable	5,472	3,886
Sales tax receivable	1,779	623
Contract costs	1,838	1,751
Total other assets	$ 10,453	$ 10,319